Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill Tables
Goodwill	Goodwill consisted of the following as at December 31, 2013 and 2012: .
	Cost	Impairment	Net

Goodwill	$158,412	$39,403	$119,009